GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of goodwill and the changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	2011			2012
	Taiyuan			Taiyuan
	Xueda	Weland	Total	Xueda	Weland	Total

Gross amount
Beginning balance at January 1	823	—	823	863	—	863
Acquisition (Note 3)	—	—	—	—	2,795	2,795
Exchange difference	40	—	40	9	62	71
Ending balance at December 31	863	—	863	872	2,857	3,729
Accumulated impairment loss
Beginning balance at January 1	—	—	—	—	—	—
Charge for the year	—	—	—	—	—	—
Exchange difference	—	—	—	—	—	—
Ending balance at December 31	—	—	—	—	—	—
Goodwill, net	863	—	863	872	2,857	3,729